SunAmerica Strategic Investment Series, Inc.

Supplement to the Prospectus dated January 30, 2002

Under the section entitled "Fund Highlights"- on page 2 of the Prospectus, the information pertaining to the SunAmerica Biotech/Health Fund and the SunAmerica Science & Technology Fund under the column entitled Principal Investment Techniques should be replaced in its entirety with the following:


SunAmerica Biotech/Health Fund
* Active trading of equity securities of companies principally engaged in
* biotechnology or healthcare, without regard to market capitalization.
* Under normal market conditions invests at least 80% of the Fund's net
* assets, plus any borrowing for investment purposes, in such securities.

SunAmerica Science & Technology Fund
* Active trading of equity securities of companies expected to benefit to
* benefit from the development, advancement and application of science and
* technology, without regard to market capitalization and engages in
* active trading of those securities. Under normal market conditions
* invests at least 80% of the Fund's net assets, plus any borrowing for
* investment purposes, in such securities.

*****

Under the section entitled "More Information About the Funds"- on page 24 of the Prospectus, the information pertaining to the SunAmerica Biotech/Health Fund and the SunAmerica Science & Technology Fund regarding the Funds' principal investment techniques should be replaced in its entirety with the following:

SunAmerica Biotech/Health Fund
* Invests, under normal market conditions, at least 80% of its assets in
* equity securities of companies principally engaged in biotechnology or
* healthcare, without regard to market capitalization and engages in
* active trading of those securities


SunAmerica Science & Technology Fund
*  Invests, under normal market conditions, at least 80% of its assets in
* equity securities of companies expected to benefit from the development,
* advancement and application of science and technology, without regard to
* market capitalization and engages in active trading of those securities